                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21552
                                                     ---------

                 J.P. MORGAN ACCESS MULTI-STRATEGY FUND, L.L.C.
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           245 Park Avenue, 3rd Floor
                               New York, NY 10167
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Frank J. Nasta, Esq.
                     J.P. Morgan Investment Management Inc.
                                 245 Park Avenue
                               New York, NY 10167
            --------------------------------------------------------
                     (Name and address of agent for service)

                                    Copy to:
                             Richard Horowitz, Esq.
                                   Dechert LLP
                           1095 Avenue of the Americas
                               New York, NY 10036

       Registrant's telephone number, including area code: (800) 480-4111
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                   Date of reporting period: December 31, 2010
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                 J.P. MORGAN ACCESS MULTI-STRATEGY FUND, L.L.C.

                             Schedule of Investments
                                December 31, 2010
                                   (Unaudited)

                                                                                        % OF
                                                                                      MEMBERS'
INVESTMENT FUND                                         COST ($)     FAIR VALUE ($)    CAPITAL      LIQUIDITY
---------------                                         --------     --------------    -------      ---------
DIVERSIFIED
Chestnut Fund Ltd. (a)                                      56,034           61,587     0.02     In Liquidation
D.E. Shaw Composite Fund, LLC (a)                       18,197,521       18,620,253     5.80       Quarterly*
DKR Sound Shore Oasis Fund, L.P. (a)                        17,229          163,060     0.05     In Liquidation
Evolution M Fund, L.P. (a)                                 754,177          693,405     0.22     In Liquidation
Hudson Bay Fund L.P. (a)                                16,008,734       18,269,165     5.70       Quarterly
Och-Ziff Domestic Partners II, L.P.                     33,700,000       34,740,690    10.81       Quarterly
QVT Associates II Holdings Ltd. (a)                        381,335          458,246     0.14     In Liquidation
QVT Associates II, L.P. (a)                                913,093          620,143     0.19      Side Pocket
QVT Associates II, L.P. (a)                              4,922,966        5,239,802     1.63       Quarterly
                                                     -------------   --------------   --------
TOTAL                                                   74,951,089       78,866,351    24.56
                                                     -------------   --------------   --------
EVENT DRIVEN - CORE
Apollo Asia Opportunity Fund, L.P. (b)                     773,820        1,062,417     0.33      Side Pocket
Deephaven Event Fund LLC (b)                               357,102           75,952     0.02     In Liquidation
Paulson Partners Enhanced, L.P. (b)                      3,888,093        5,100,616     1.59     Semi-Annually
Perry Partners L.P.                                      9,100,000        9,267,296     2.89       Quarterly
Taconic Opportunity Fund, L.P. (b)                       1,885,884        2,074,013     0.65       Quarterly*
Third Point Partners Qualified L.P. (f)                  9,400,000       10,415,746     3.24       Quarterly
Tyrus Capital Event Fund, L.P. (b)                       3,600,000        4,108,861     1.28       Quarterly
ValueAct Capital Partners, L.P. (c)                        879,774          961,440     0.30      Side Pocket
                                                     -------------   --------------   --------
TOTAL                                                   29,884,673       33,066,341    10.30
                                                     -------------   --------------   --------
EVENT DRIVEN - DISTRESSED
Aurelius Capital Partners Fund, L.P. (d)                 4,800,000        5,801,216     1.81     Semi-Annually
Caspian Capital Partners, L.P. (d)                       5,400,000        6,719,658     2.09       Quarterly
Senator Global Opportunity Fund, L.P. (b)                   90,827          260,685     0.08      Side Pocket
Senator Global Opportunity Fund, L.P. (b)                2,043,380        2,573,666     0.80       Quarterly
Strategic Value Restructuring Fund, L.P. (d)             1,368,204          689,504     0.21      Side Pocket
Strategic Value Restructuring Fund, L.P. (d)               575,778          180,971     0.06     In Liquidation
SVRF (Onshore) Holdings LLC (d)                            950,555          965,597     0.30         Annual
York Credit Opportunities Fund, L.P. (f)                12,000,000       12,516,787     3.90       Quarterly
                                                     -------------   --------------   --------
TOTAL                                                   27,228,744       29,708,084     9.25
                                                     -------------   --------------   --------
LONG/SHORT EQUITIES
Black Bear Fund I, L.P.                                     90,769          114,132     0.03     In Liquidation
Broadway Gate Onshore Fund, L.P.                         3,100,000        3,451,366     1.07       Quarterly
Copper River Partners, L.P. (e)                            319,237           83,363     0.03     In Liquidation
Deerfield Partners, L.P.                                 5,329,880        7,797,258     2.43     Semi-Annually
Eastern Advisor, L.P.                                      283,054          727,440     0.23      Side Pocket
Glenview Institutional Partners, L.P. (f)                3,322,799        3,908,533     1.22       Quarterly*
Maverick Fund USA Ltd. (f)                              15,100,000       15,281,875     4.76        Monthly
Pelham Long/Short Fund, L.P.                             1,446,919        1,734,786     0.54        Monthly
Pennant Windward Fund, L.P. (f)                          3,372,071        4,093,767     1.28       Quarterly
PMA Prospect US Feeder Fund, LLC                             2,893           99,851     0.03      Side Pocket
Standard Global Equity Partners SA, L.P.                 7,300,000        7,961,683     2.48       Quarterly
TPG-Axon Partners, L.P.                                 13,100,000       13,315,614     4.14       Quarterly
                                                     -------------   --------------   --------
TOTAL                                                   52,767,622       58,569,668    18.24
                                                     -------------   --------------   --------
OPPORTUNISTIC/MACRO
Black River Commodity Multi-Strategy Fund, LLC (a)         797,644          840,048     0.26      Side-Pocket
Brevan Howard, L.P. (f)                                 11,256,207       12,946,533     4.02        Monthly
Caxton Global Investments USA, LLC (f)                  16,600,000       17,028,462     5.30       Quarterly

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULE OF INVESTMENTS.

                 J.P. MORGAN ACCESS MULTI-STRATEGY FUND, L.L.C.

                                December 31, 2010
                                   (Unaudited)

                                                                                        % OF
                                                                                      MEMBERS'
INVESTMENT FUND                                         COST ($)     FAIR VALUE ($)    CAPITAL      LIQUIDITY
---------------                                         --------     --------------    -------      ---------
D.E. Shaw Oculus Fund LLC (f),(a)                    $  13,792,960   $   16,035,789     5.00        Quarterly
Red Kite Metals Fund, LLC                                  248,368          219,305     0.07        Quarterly
Tenor Opportunity Fund Ltd. (a),(f)                      3,503,605        4,096,777     1.28        Quarterly
Viridian Fund, L.P. (a),(f)                              3,437,835        3,540,863     1.10        Quarterly
                                                     -------------   --------------   --------
TOTAL                                                   49,636,619       54,707,777    17.03
                                                     -------------   --------------   --------
RELATIVE VALUE
BAM Opportunity Fund SPV, LLC                              222,569          209,385     0.07      Side Pocket
BAM Opportunity Fund, L.P.                                 823,137          687,035     0.21       Quarterly
Centar Select, L.P.                                      1,812,579        2,225,460     0.69     In Liquidation
Golden Tree Partners, L.P. Class C (f)                   9,800,000       10,082,988     3.14       Quarterly
Good Hill SPV, Ltd. (d)                                    213,659          208,229     0.06     In Liquidation
Horizon Portfolio L.P.                                  11,400,000       11,527,984     3.59       Quarterly
Knighthead Domestic Fund, L.P. (d)                       2,874,429        3,554,608     1.11       Quarterly
Magnetar Capital Fund, L.P.                                768,431          512,417     0.16      Side-Pocket
Magnetar Risk Linked Fund (US) Ltd.                      2,274,484        2,192,499     0.68      Side-Pocket
Magnetar SPV LLC                                           289,869          347,815     0.11     In Liquidation
Magnetar Structured Credit Fund, L.P.                    3,666,053        4,482,595     1.40     Semi-Annually
Marathon Credit Opportunity Fund, L.P. (d)               1,206,882        1,252,025     0.39     Semi-Annually
Orchard Centar, L.P. (d)                                 1,060,654        1,328,612     0.41       Quarterly
Plainfield 2009 Liquidating LLC (d)                      1,551,053          895,449     0.28     In Liquidation
Waterfall Eden Fund, L.P. (d)                            1,960,470          949,728     0.30     In Liquidation
Waterfall Eden Fund, L.P. (d)                            1,293,352        1,337,915     0.42       Quarterly
Waterfall Victoria Fund, L.P. (d)                        1,234,704        1,495,278     0.46     Semi-Annually*
                                                     -------------   --------------   --------
TOTAL                                                   42,452,325       43,290,022    13.48
                                                     -------------   --------------   --------
TOTAL INVESTMENTS                                      276,921,072      298,208,243    92.86
                                                                     ==============
Other Assets, less Other Liabilities                                     22,924,683     7.14
                                                                     --------------   --------
MEMBERS' CAPITAL                                                        321,132,926   100.00
                                                                     ==============   ========

(a) Security was reclassified from "Relative Value" strategy during the reporting period.
(b) Security was reclassified from "Merger Arbitrage/Event Driven" strategy during the reporting period.
(c) Security was reclassified from "Long/Short Equities" strategy during the reporting period.
(d) Security was reclassified from "Credit" strategy during the reporting period.
(e) Security was reclassified from "Short Selling" strategy during the reporting period.
(f)Partially or wholly held in a pledged account by the Custodian as collateral for existing line of credit.
* An amount less than 5% of this investment is currently in a side pocket.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULE OF INVESTMENTS.

                 J.P. MORGAN ACCESS MULTI-STRATEGY FUND, L.L.C.

                                December 31, 2010
                                   (Unaudited)

            INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS

                                   (PIE CHART)

Diversified                 26.45%
Event Driven - Core         11.09%
Event Driven - Distressed    9.96%
Long/Short Equities         19.64%
Opportunistic/ Macro        18.34%
Relative Value              14.52%

None of the Investment Funds are related parties. The management agreements of the general partners/managers provide for compensation to such general partners/managers in the form of management fees ranging from 1% to 3% annually of net assets and incentives of 15% to 30% of net profits earned.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULE OF INVESTMENTS.

                 J.P. MORGAN ACCESS MULTI-STRATEGY FUND, L.L.C.

                                December 31, 2010
                                   (Unaudited)

VALUATION OF INVESTMENTS

The net asset value of J.P. Morgan Access Multi-Strategy Fund, L.L.C. (the "Fund") is determined as of the last day of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board. The Fund's investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value. In accordance with these procedures, fair value as of each month-end ordinarily is the net asset value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of the Fund's valuation.

As a general matter, the fair value of the Fund's interest in an Investment Fund will represent the amount that the Fund could reasonably expect to receive from an Investment Fund if the Fund's interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. Considerable judgment is required to interpret the factors used to develop estimates at fair value. These factors include, but are not limited to, a review of the underlying securities of the Investment Fund when available, ongoing due diligence of the style, strategy and valuation methodology employed by each Investment Fund, and a review of market inputs that may be expected to impact the performance of a particular Investment Fund. The use of different factors and estimation methodologies could have a significant effect on the estimated fair value and could be material to the financial statements. In the unlikely event that an Investment Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at such time. Some of the Investment Funds may invest all or a portion of their assets in investments which may be illiquid. Some of these investments are held in "side pockets", sub funds within the Investment Funds, which provide for their separate liquidation potentially over a much longer period than the liquidity an investment in the Investment Funds may provide. Should the Fund seek to liquidate its investment in an Investment Fund which maintains investments in a side pocket arrangement or which holds substantially all of its assets in illiquid securities, the Fund might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, during the period until the Fund is permitted to fully liquidate its interest in the Investment Funds, the value of its investment could fluctuate.

The Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability.

Valuations reflected in this report are as of report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund's investments are summarized into the three broad levels listed below

     o Level 1 inputs are quoted prices in active markets for identical securities;

     o Level 2 inputs are other significant observable inputs (including the Investment Fund's ability to be redeemed at fair value at the reporting date);

                 J.P. MORGAN ACCESS MULTI-STRATEGY FUND, L.L.C.

                                December 31, 2010
                                   (Unaudited)

     o Level 3 inputs are significant unobservable inputs and include restrictions on redemptions of the Investment Funds due to terms of the investment or gates, suspensions, etc. imposed by the investee.

A financial instruments' level within the fair value hierarchy is based on the lowest of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input, by strategy:
------------------------------------------------------------------------------------------------
                                 TOTAL FAIR VALUE AT
INVESTMENTS IN INVESTMENT FUNDS        12/31/2010        LEVEL 1         LEVEL 2      LEVEL 3
------------------------------------------------------------------------------------------------
Diversified                      $    78,866,351      $        --  $   76,380,032  $ 2,486,319
Event Driven - Core                   33,066,341               --      30,934,123    2,132,218
Event Driven - Distressed             29,708,084               --      27,611,327    2,096,757
Long/Short Equities                   58,569,668               --      57,482,732    1,086,936
Opportunistic/Macro                   54,707,777               --      53,867,729      840,048
Relative Value                        43,290,022               --      35,710,472    7,579,550
------------------------------------------------------------------------------------------------
Total Investments                $   298,208,243      $        --  $  281,986,415  $16,221,828
------------------------------------------------------------------------------------------------

The following is a summary for which significant unobservable inputs (Level 3) were used in determining fair value:

                                                                                     NET CHANGE IN
                                                       NET TRANSFERS                  UNREALIZED
                     BALANCE AS OF STRATEGY          INTO AND/OR (OUT  NET REALIZED APPRECIATION / NET PURCHASES /   BALANCE AS OF
INVESTMENT STRATEGY MARCH 31, 2010 RECLASSIFICATION*  OF) LEVEL 3 (A) GAIN / (LOSS) (DEPRECIATION)     (SALES)     DECEMBER 31, 2010
------------------------------------------------------------------------------------------------------------------------------------
Credit              $   31,136,369 $    (31,136,369) $             -  $          -  $           -  $            -  $              -
Diversified                      -       15,504,880      (10,497,888)      (69,920)    (1,031,874)     (1,418,879)        2,486,319
Event Driven - Core              -        1,413,107        4,180,871      1,108,942        362,817     (4,933,519)        2,132,218
Event Driven -
  Distressed                     -       14,226,610      (10,200,000)        10,198    (1,686,450)       (253,601)        2,096,757
Long/Short
Equities                10,903,525          114,049       (5,539,923)     (416,456)    (2,460,502)     (1,513,757)        1,086,936
Merger Arbitrage/
  Event                  1,413,107       (1,413,107)               -              -              -              -                 -
Opportunistic/Macro      6,475,124        6,513,863       (7,266,509)         1,788    (4,857,188)        (27,030)          840,048
Relative Value          34,428,498       (5,108,984)     (18,098,220)     (387,506)    (1,699,271)     (1,554,967)        7,579,550
Short Selling              114,049         (114,049)               -              -              -              -                 -
------------------------------------------------------------------------------------------------------------------------------------
Total               $   84,470,672 $                 $   (47,421,669) $     247,046 $ (11,372,468) $   (9,701,753) $     16,221,828
------------------------------------------------------------------------------------------------------------------------------------

*The strategy reclassification reflects a change in the classifications of investments as determined by the Sub-advisor.

(a) Transferred from Level 2 to Level 3, or Level 3 to Level 2 due to liquidity provisions considered by the Fund.

The Fund recognizes transfers into and out of the levels indicated above at the beginning of the reporting period. Transfers from Level 2 to Level 3 were primarily related to the change in liquidity terms of the underlying Investment Funds during the reporting period. Transfers from level 3 to level 2 were primarily related to the expiration of lock-up periods imposed by the underlying Investment Funds. The Fund had no unfunded capital commitments as of December 31, 2010.

The change in unrealized appreciation (depreciation) attributable to securities owned at December 31, 2010, which were valued using significant unobservable inputs (Level 3) was as follows:

                 J.P. MORGAN ACCESS MULTI-STRATEGY FUND, L.L.C.

                                December 31, 2010
                                   (Unaudited)

          ------------------------------------------------------
                                                  NET CHANGE IN
                                                   UNREALIZED
                     INVESTMENTS IN               APPRECIATION/
                    INVESTMENT FUNDS             (DEPRECIATION)
          ------------------------------------------------------
          Diversified                           $        83,487
          ------------------------------------------------------
          Event Driven - Core                           362,817
          ------------------------------------------------------
          Event Driven - Distressed                   (167,897)
          ------------------------------------------------------
          Long / Short Equities                         301,991
          ------------------------------------------------------
          Opportunistic / Macro                        (24,755)
          ------------------------------------------------------
          Relative Value                            (1,071,159)
          ------------------------------------------------------
          Total                                 $     (515,516)
          ------------------------------------------------------

DIVERSIFIED

Portfolio Managers utilizing this strategy use two or more of the below strategies. Investment Funds within this strategy are generally subject to 60 - 95 day redemption notice periods. Investment Funds representing approximately
2.5 percent of the fair value of the investments in this strategy are in side pockets or liquidating trusts. The remaining approximately 97.5 percent of the Investment Funds have either initial redemption dates commencing in the future or they can be redeemed with no restrictions as of the measurement date.

EVENT DRIVEN - CORE

Portfolio Managers utilizing this strategy invest in securities of companies involved in mergers, acquisitions, restructurings, liquidations, spin-offs, or other special situations that alter a company's financial structure or operating strategy. Risk management and hedging techniques are typically employed by the Portfolio Managers to protect the portfolio from deals that fail to materialize. In addition, accurately forecasting the timing of a transaction is an important element affecting the realized return. The use of leverage varies. Investment Funds within this strategy are generally subject to 30 - 90 day redemption notice periods. Investment Funds representing approximately 6.4 percent of the fair value of the investments in this strategy are in side pockets or liquidating trusts. The remaining approximately 93.6 percent of the Investment Funds have either initial redemption dates commencing in the future or they can be redeemed with no restrictions as of the measurement date.

EVENT DRIVEN - DISTRESSED

Portfolio Managers utilizing this strategy invest in debt and equity securities of companies in financial difficulty, reorganization or bankruptcy, nonperforming and sub-performing bank loans, and emerging market debt. Portfolios are usually concentrated in debt instruments. The Portfolio Managers differ in their preference for actively participating in the workout and restructuring process and the extent to which they use leverage. Investment Funds within this strategy are generally subject to 60 - 90 day redemption notice periods. Investment Funds representing approximately 3.8 percent of the fair value of the investments in this strategy are in side pockets or liquidating trusts. The remaining approximately 96.2 percent of the Investment Funds have either initial redemption dates commencing in the future or they can be redeemed with no restrictions as of the measurement date.

                 J.P. MORGAN ACCESS MULTI-STRATEGY FUND, L.L.C.

                                December 31, 2010
                                   (Unaudited)

LONG/SHORT EQUITIES

Portfolio Managers utilizing this strategy make long and short investments in equity securities that are deemed by the Portfolio Managers to be under or overvalued. The Portfolio Managers typically do not attempt to neutralize the amount of long and short positions (i.e., they will be net long or net short). The Portfolio Managers may specialize in a particular industry or may allocate holdings across industries. Although the strategy is more commonly focused on U.S. markets, a growing number of Portfolio Managers invest globally. Portfolio Managers in this strategy usually employ a low to moderate degree of leverage. Investment Funds within this strategy are generally subject to 30 - 90 day redemption notice periods. Investment Funds representing approximately 1.7 percent of the fair value of the investments in this strategy are in side pockets or liquidating trusts. The remaining approximately 98.3 percent of the Investment Funds have either initial redemption dates commencing in the future or they can be redeemed with no restrictions as of the measurement date.

OPPORTUNISTIC/MACRO

Portfolio Managers utilizing this strategy invest in a wide variety of instruments using a broad range of strategies, often assuming an aggressive risk posture. Most Portfolio Managers utilizing this strategy rely on a combination of macro-economic models and fundamental research to invest across countries, markets, sectors and companies, and have the flexibility to invest in numerous financial instruments. Futures and options are often used for hedging and speculation in order to quickly position a portfolio to profit from changing markets. The use of leverage varies considerably. Investment Funds within this strategy are generally subject to 45 - 95 day redemption notice periods. Investment Funds representing approximately 1.5 percent of the fair value of the investments in this strategy are in side pockets or liquidating trusts. The remaining approximately 98.5 percent of the Investment Funds have either initial redemption dates commencing in the future or they can be redeemed with no restrictions as of the measurement date.

RELATIVE VALUE

Portfolio Managers utilizing this strategy make simultaneous purchases and sales of similar securities to exploit pricing differentials or have long exposure in non-equity oriented beta opportunities (such as credit). The Portfolio Managers attempt to neutralize long and short positions to minimize the impact of general market movements. Different relative value strategies include convertible bond arbitrage, statistical arbitrage, pairs trading, yield curve arbitrage and basis trading. The types of instruments traded vary considerably depending on the Portfolio Manager's relative value strategy. Because the strategy attempts to capture relatively small mis-pricings between two related securities, moderate to substantial leverage is often employed to produce attractive rates of return. Investment Funds within this strategy are generally subject to 45 - 180 day redemption notice periods. Investment Funds representing approximately 17.4 percent of the fair value of the investments in this strategy are in side pockets or liquidating trusts. The remaining approximately 82.6 percent of the Investment Funds have either initial redemption dates commencing in the future or they can be redeemed with no restrictions as of the measurement date.

Any restriction noted above was imposed at various points throughout the year, at the discretion of the underlying Investment Funds and the time at which the restriction might lapse cannot be estimated.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) J.P. MORGAN ACCESS MULTI-STRATEGY FUND, L.L.C.


By (Signature and Title)* /s/ Patricia A. Maleski
                          ------------------------------------------------------
                          Patricia A. Maleski, Principal Executive Officer (principal executive officer)

Date February 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Patricia A. Maleski
                          ------------------------------------------------------
                          Patricia A. Maleski, Principal Executive Officer (principal executive officer)

Date February 25, 2011


By (Signature and Title)* /s/ Joy C. Dowd
                          ------------------------------------------------------
                          Joy C. Dowd, Principal Financial Officer
                          (principal financial officer)

Date February 25, 2011

* Print the name and title of each signing officer under his or her signature.